EMPLOYEE BENEFITS EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Salaries, short-term incentives and other benefits	$ 306,332	$ 200,710
Share based payment expense (note 17(iii))	10,457	9,307
Employee benefits expense	$ 316,789	$ 210,017